RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2019
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3—RECENT ACCOUNTING PRONOUNCEMENTS

RECENTLY ADOPTED ACCOUNTING STANDARDS

In February 2016, the FASB issued ASU No. 2016‑02 Leases (ASC 842). In July 2018, the FASB issued ASU No. 2018‑10, “Codification Improvements to Topic 842, Leases” (ASU 2018‑10), which provides narrow amendments to clarify how to apply certain aspects of the new lease standard, and ASU No. 2018‑11, “Leases (Topic 842)—Targeted Improvements” (ASU 2018‑11), which addressed implementation issues related to the new lease standard. These and certain other lease-related ASUs have generally been codified in ASC 842. ASC 842 supersedes the lease accounting requirements in Accounting Standards Codification Topic 840, Leases (ASC 840). ASC 842 establishes a right-of-use model that requires a lessee to record a right-of-use (“ROU”) asset and a lease liability on the balance sheet for all leases. Under ASC 842, leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The standard also requires disclosures to help investors and other financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. ASU 2016‑02 is effective for annual reporting periods beginning after December 15, 2018 and interim periods within that reporting period. Nonpublic entities are required to apply the guidance in annual periods beginning after December 15, 2019 and in interim periods beginning after December 15, 2020. The Company adopted ASC 842 on January 1, 2019 using the effective date transition method. Prior period results continue to be presented under ASC 840 based on the accounting standards originally in effect for such periods.

The Company has elected certain practical expedients permitted under the transition guidance within ASC 842 to leases that commenced before January 1, 2019, including the package of practical expedients. The election of the package of practical expedients resulted in the Company not reassessing prior conclusions under ASC 840 related to lease identification, lease classification and initial direct costs for expired and existing leases prior to January 1, 2019. The Company did not elect the practical expedient to not record short-term leases on its consolidated balance sheet. The adoption of ASU 2016‑02 did not have a significant impact on the Company’s consolidated results of operations or cash flows. Upon adoption, the Company recognized a ROU asset and lease liability of $0.4 million and $0.4 million, respectively. See Note 9.